Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,426	$ 2,415
Share-based payments	111	87
Post-employment benefits	133	121
Total staff costs	2,670	2,623
Goods and services	1,514	1,502
Content	295	289
Telecommunications	47	39
Facilities	34	35
Fair value adjustments	18	(17)
Total operating expenses	$ 4,578	$ 4,471